Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Entity Registrant Name	Midwest Energy Emissions Corp.
Entity Central Index Key	0000728385
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	87-0398271
Entity Address Address Line 1	1810 Jester Drive
Entity Address City Or Town	Corsicana
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75109
City Area Code	614
Local Phone Number	505-6115